UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-00579

T. Rowe Price Growth Stock Fund, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher
100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Item 1. Schedule of Investments

Growth Stock Fund	March 31, 2018

T. Rowe Price Growth Stock Fund

Unaudited

Portfolio of Investments ‡

(Cost and value in $000s)

	Shares/Par	$ Value
COMMON STOCKS 98.2%		
CONSUMER DISCRETIONARY 21.0%		
Auto Components 0.6%		
Aptiv	3,701,284	314,498
		314,498
Automobiles 2.1%		
Ferrari	2,252,660	271,490
Tesla (1)	3,143,654	836,621
		1,108,111
Hotels, Restaurants & Leisure 2.5%		
Caesars Entertainment (1)	23,450,020	263,813
Marriott, Class A	866,035	117,763
MGM Resorts International	3,621,000	126,807
Wynn Resorts	2,435,433	444,126
Yum! Brands	4,212,600	358,619
		1,311,128
Household Durables 0.3%		
NVR (1)	60,380	169,064
		169,064
Internet & Direct Marketing Retail 12.9%		
Amazon.com (1)	2,463,236	3,565,140
Booking Holdings (1)	1,191,530	2,478,847
Flipkart Private Limited, Acquisition Date: 3/19/15 Cost $8,340 (1)(2)(4)	73,155	6,371
Netflix (1)	2,082,800	615,155

Uber Technologies, Class A, Acquisition Date: 1/16/18 Cost $3,122 (1)(2)(4)	94,698	3,258
		6,668,771
Media 1.1%		
Walt Disney	5,403,100	542,687
		542,687
Multiline Retail 0.8%		
Dollar General	2,141,100	200,300
Dollarama (CAD)	1,878,579	228,314
		428,614
Specialty Retail 0.2%		
Home Depot	455,750	81,233
		81,233
Textiles, Apparel & Luxury Goods 0.5%		
Nike, Class B	3,450,200	229,231
		229,231
Total Consumer Discretionary		10,853,337
CONSUMER STAPLES 1.6%		
Tobacco 1.6%		
Philip Morris International	8,404,126	835,370
Total Consumer Staples		835,370
FINANCIALS 6.5%		
Banks 1.5%		
First Republic Bank	2,070,444	191,744
JPMorgan Chase	5,351,450	588,499
		780,243
Capital Markets 4.1%		
Charles Schwab	5,953,000	310,866

Intercontinental Exchange	6,245,865	452,950
Morgan Stanley	8,779,957	473,767
State Street	2,155,671	214,985
TD Ameritrade Holding	11,752,646	696,109
		2,148,677
Insurance 0.9%		
Chubb	3,286,600	449,508
		449,508
Total Financials		3,378,428
HEALTH CARE 13.1%		
Biotechnology 3.5%		
Alexion Pharmaceuticals (1)	4,584,806	511,022
Alnylam Pharmaceuticals (1)	1,815,300	216,202
Incyte (1)	2,715,600	226,291
Vertex Pharmaceuticals (1)	5,141,575	837,974
		1,791,489
Health Care Equipment & Supplies 5.3%		
Becton Dickinson & Company	4,547,433	985,429
Danaher	2,376,168	232,650
Intuitive Surgical (1)	1,772,851	731,886
Stryker	4,874,513	784,407
		2,734,372
Health Care Providers & Services 4.3%		
Anthem	2,649,368	582,066
Centene (1)	2,146,543	229,401
Cigna	1,629,110	273,267
UnitedHealth Group	5,415,662	1,158,952
		2,243,686
Total Health Care		6,769,547

INDUSTRIALS & BUSINESS SERVICES 10.5%

Aerospace & Defense 3.4%		
Boeing	5,340,422	1,751,017
		1,751,017
Airlines 1.0%		
American Airlines	10,079,215	523,716
		523,716
Building Products 0.4%		
Fortune Brands Home & Security	3,509,464	206,672
		206,672
Electrical Equipment 0.7%		
Acuity Brands (3)	2,694,114	374,994
		374,994
Industrial Conglomerates 1.8%		
Honeywell International	2,793,700	403,718
Roper Technologies	1,858,033	521,531
		925,249
Machinery 1.8%		
Fortive	5,867,957	454,884
Illinois Tool Works	1,547,485	242,429
Wabtec	2,781,202	226,390
		923,703
Professional Services 1.4%		
Equifax	3,048,584	359,154
TransUnion (1)	6,980,826	396,371
		755,525
Total Industrials & Business Services		5,460,876

INFORMATION TECHNOLOGY 40.3%

Internet Software & Services 12.9%

Alibaba Group Holding, ADR (1)	7,994,874	1,467,379
Alphabet, Class A (1)	1,157,491	1,200,480
Alphabet, Class C (1)	1,291,376	1,332,429
Dropbox, Class A (1)(3)	514,309	16,072
Dropbox, Class A, Lock-Up Shares, Acquisition Date: 11/7/14 Cost $73,547 (1)(2)(3)	2,566,936	76,206
Facebook, Class A (1)	12,034,895	1,923,056
Tencent Holdings (HKD)	12,400,700	665,665
		6,681,287

IT Services 9.0%

Fidelity National Information	3,370,300	324,560
Fiserv (1)	6,039,324	430,664
MasterCard, Class A	6,793,530	1,189,955
PayPal Holdings (1)	9,401,348	713,280
Visa, Class A	12,101,846	1,447,623
Worldpay, Class A (1)	6,575,800	540,794
		4,646,876

Semiconductors & Semiconductor Equipment 3.0%

ASML Holding	1,726,071	342,729
Broadcom	2,168,400	510,983
Texas Instruments	4,924,560	511,613
Xilinx	2,862,642	206,797
		1,572,122

Software 13.5%

Activision Blizzard	4,322,300	291,582
Electronic Arts (1)	4,714,500	571,586
Intuit	4,566,416	791,588
Microsoft	25,964,398	2,369,771
Red Hat (1)	2,096,741	313,484
Salesforce.com (1)	7,178,435	834,852
ServiceNow (1)	2,571,999	425,537
Symantec	25,750,623	665,654

UTILITIES 1.9%		
Electric Utilities 0.5%		
NextEra Energy	1,714,550	280,037
		280,037
Multi-Utilities 0.9%		
Sempra Energy	4,025,586	447,726
		447,726
Water Utilities 0.5%		
American Water Works	3,154,600	259,087
		259,087
Total Utilities		986,850
Total Miscellaneous Common Stocks 0.6% (5)		311,496
Total Common Stocks (Cost $29,619,399)		50,812,303
PREFERRED STOCKS 0.2%		
CONSUMER DISCRETIONARY 0.2%		
Internet & Direct Marketing Retail 0.2%		
Flipkart, Series A, Acquisition Date: 3/19/15 Cost $2,847 (1)(2)(4)	24,976	2,175
Flipkart, Series C, Acquisition Date: 3/19/15 Cost $5,025 (1)(2)(4)	44,083	3,839
Flipkart, Series E, Acquisition Date: 3/19/15 Cost $9,345 (1)(2)(4)	81,971	7,139
Flipkart, Series G, Acquisition Date: 12/17/14 Cost $44,885 (1)(2)(4)	374,788	44,365
Flipkart, Series H, Acquisition Date: 4/17/15 Cost $46,858 (1)(2)(4)	329,431	46,316
Total Consumer Discretionary		103,834
Total Preferred Stocks (Cost $108,960)		103,834

CONVERTIBLE PREFERRED STOCKS 1.1%

CONSUMER DISCRETIONARY 0.8%

Internet & Direct Marketing Retail 0.8%

Airbnb, Series D, Acquisition Date: 4/16/14 Cost $63,308 (1)(2)(4)	1,554,984	182,011
Airbnb, Series E, Acquisition Date: 7/14/15 Cost $47,972 (1)(2)(4)	515,299	60,316
Uber Technologies, Series A, Acquisition Date: 1/16/18 Cost $445 (1)(2)(4)	13,498	464
Uber Technologies, Series B, Acquisition Date: 1/16/18 Cost $1,193 (1)(2)(4)	36,200	1,245
Uber Technologies, Series C-1, Acquisition Date: 1/16/18 Cost $316 (1)(2)(4)	9,572	329
Uber Technologies, Series C-2, Acquisition Date: 1/16/18 Cost $256 (1)(2)(4)	7,754	267
Uber Technologies, Series C-3, Acquisition Date:1/16/18 Cost $3 (1)(2)(4)	91	3
Uber Technologies, Series D, Acquisition Date: 1/16/18 Cost $284 (1)(2)(4)	8,606	296
Uber Technologies, Series E, Acquisition Date: 1/16/18 Cost $136 (1)(2)(4)	4,139	142
Uber Technologies, Series G, Acquisition Date: 12/3/15 Cost: $93,311 (1)(2)(4)	1,913,210	65,809
Uber Technologies, Series G-1, Acquisition Date: 1/16/18 Cost $1,013 (1)(2)(4)	20,775	715
Uber Technologies, Series Seed, Acquisition Date: 1/16/18 Cost $1,139 (1)(2)(4)	34,554	1,189
Xiaoju Kuaizhi, Class A-17, Acquisition Date: 10/19/15 Cost $49,217 (1)(2)(4)	1,794,537	89,613
Total Consumer Discretionary		402,399

INFORMATION TECHNOLOGY 0.2%

Communications Equipment 0.2%

Magic Leap, Series C, Acquisition Date: 1/20/16 Cost $56,026 (1)(2)(4)	2,432,419	65,675
Magic Leap, Series D, Acquisition Date: 10/12/17 Cost $50,853 (1)(2)(4)	1,883,455	50,853
Total Information Technology		116,528

REAL ESTATE 0.1%		
Real Estate Management & Development 0.1%		
WeWork, Series E, Acquisition Date: 6/23/15 Cost $41,323 (1)(2)(4)	1,256,420	57,607
Total Real Estate		57,607
Total Convertible Preferred Stocks (Cost $406,796)		576,534
CONVERTIBLE BONDS 0.2%		
Caesars Entertainment, 5.00%, 10/1/24	62,070,197	108,463
Total Convertible Bonds (Cost $119,107)		108,463
SHORT-TERM INVESTMENTS 0.4%		
Money Market Funds 0.4%		
T. Rowe Price Government Reserve Fund, 1.63% (3)(6)	192,327,773	192,328
Total Short-Term Investments (Cost $192,328)		192,328
Total Investments in Securities		
100.1% of Net Assets (Cost $30,446,590)		**$ 51,793,462**

‡ Shares/Par are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $768,478 and represents 1.5% of net assets.
(3) Affiliated Company
(4) Level 3 in fair value hierarchy. See Note 2.
(5) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(6) Seven-day yield
ADR American Depositary Receipts
CAD Canadian Dollar
HKD Hong Kong Dollar
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

The accompanying notes are an integral part of this Portfolio of Investments.

T. Rowe Price Growth Stock Fund
Unaudited

Notes To Portfolio of Investments

T. Rowe Price Growth Stock Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks long-term capital growth through investments in stocks.

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Basis of Preparation
The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the Portfolio of Investments may differ from the values ultimately realized upon sale or maturity.

Investment Transactions
Investment transactions are accounted for on the trade date basis.

Currency Translation
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank. Purchases and sales of securities are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction.

New Accounting Guidance
In March 2017, the FASB issued amended guidance to shorten the amortization period for certain callable debt securities, held at a premium. The guidance is effective for fiscal years and interim periods beginning after December 15, 2018. Adoption will have no effect on the fund’s net assets or results of operations.

Indemnification
In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

NOTE 2 – VALUATION

The fund’s financial instruments are valued and each class’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 – unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques
Equity securities listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Debt securities generally are traded in the OTC market. Securities with remaining maturities of one year or more at the time of acquisition are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of an equity investment with limited market activity, such as a private placement or a thinly traded public company stock, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, new rounds of financing, negotiated transactions of significant size between other investors in the company, relevant market valuations of peer companies, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants; transaction information can be reliably obtained; and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on March 31, 2018:

There were no material transfers between Levels 1 and 2 during the period ended March 31, 2018.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended March 31, 2018. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at March 31, 2018, totaled $(1,940,000) for the period ended March 31, 2018. Transfers into and out of Level 3 are reflected at the value of the financial instrument at the beginning of the period. During the period, transfers out of Level 3 were because observable market data became available for the security.

NOTE 3 – OTHER INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.

Restricted Securities
The fund may invest in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest its cash reserves in certain open-end management investment companies managed by T. Rowe Price Associates, Inc. (Price Associates) and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds, or the T. Rowe Price Short-Term Fund, a short-term bond fund (collectively, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending is invested in the T. Rowe Price Short-Term Fund. The Price Reserve Funds pay no investment management fees.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Growth Stock Fund, Inc.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 24, 2018

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By	/s/ Edward C. Bernard
Edward C. Bernard
Principal Executive Officer

Date May 24, 2018

	By	/s/ Catherine D. Mathews
Catherine D. Mathews
Principal Financial Officer

Date May 24, 2018